Bank Line of Credit	6 Months Ended
Dec. 31, 2015
Line of Credit Facility [Abstract]
Bank Line of Credit

NOTE 5 – BANK LINE OF CREDIT

On July 24, 2015, the Company entered into an unsecured line of credit with Wells Fargo Bank for up to $35,000. The line of credit bears interest at prime plus 4% and is personally guaranteed by the Company’s chief executive officer. As of September 30, 2015, the balance payable on the line of credit was $19,224, which amount was repaid on October 23, 2015. After October 23, 2015, the Company borrowed an additional $34,197 from this line of credit and has an unpaid balance on the line of credit of $34,197 as of December 31, 2015.